TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
TAXES ON INCOME
Schedule of income (loss) before taxes on income	Income (loss) before taxes on income is comprised as follows:

	Year Ended December 31,
	2019	2018	2017

Domestic	$(18,264)	$10,084	$5,948
Foreign	6,949	6,503	3,692

	$(11,315)	$16,587	$9,640

Schedule of taxes on income (tax benefits)

Taxes on income (tax benefits) are comprised as follows:

	Year Ended December 31,
	2019	2018	2017

Current taxes	$990	$843	$688
Deferred tax expense (income)	(16,282)	2,251	4,922

	$(15,292)	$3,094	$5,610

Domestic	$(10,421)	$1,610	$2,979
Foreign	(4,871)	1,484	2,631

	$(15,292)	$3,094	$5,610

Summary of significant components of the deferred tax liabilities and assets

f.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforward	$31,391	$30,330
Reserves and allowances	12,588	5,613

Net deferred tax assets before valuation allowance	43,979	35,943
Less - valuation allowance	(23,513)	(31,593)

Deferred tax asset	$20,466	$4,350

Deferred tax liability	$(139)	$(305)

Deferred tax asset:
Domestic	13,863	3,342
Foreign	6,603	1,008

	$20,466	$4,350

Deferred tax liability:
Foreign	$(139)	$(305)

Schedule of reconciliation of the theoretical tax expense (benefit)

g.Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense (benefit), assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2019	2018	2017

Income (loss) before taxes, as reported in the consolidated statements of operations	$(11,315)	$16,587	$9,640

Israeli statutory corporate tax rate	23.0%	23.0%	24.0%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$(2,602)	$3,815	$2,314
Income tax at rate other than the Israeli statutory corporate tax rate	78	458	33
Non-deductible expenses, including share-based compensation expenses	693	384	629
Losses for which valuation allowance was provided (utilized)	(12,076)	(2,874)	2,692
Changes in exchange rates of subsidiaries	(1,455)	1,388	(1,717)
Impact of rate change	—	—	943
Unrecognized tax benefits	—	(386)	—
Impact of TCJA	—	271	396
Other	70	38	320

Actual tax expense (benefit)	$(15,292)	$3,094	$5,610